Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Changes in foreign exchange rates (Details) - Currency risk [member] € in Millions	Dec. 31, 2019 EUR (€)
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (71)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (33)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (30)
United Kingdom, Pounds
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(2)
Poland, Zlotych
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(6)
Orange SA Business Unit Enterprise [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(39)
Orange SA Business Unit Enterprise [member] | Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Appreciation of sensitivity	4
Depreciation of sensitivity	(4)
Orange SA Business Unit Enterprise [member] | United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(35)
Orange SA Business Unit Enterprise [member] | United Kingdom, Pounds
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(1)
Orange SA Business Unit Enterprise [member] | Poland, Zlotych
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(26)
Orange Polska and subsidiaries [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(32)
Orange Polska and subsidiaries [member] | Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(33)
Appreciation of sensitivity	3
Depreciation of sensitivity	(4)
Orange Polska and subsidiaries [member] | United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ 2